Accounts Receivable	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable
9.	ACCOUNTS RECEIVABLE

	December 31, 2011	December 31, 2012
	RMB	RMB
Accounts receivable	75,866	112,482
Less: Allowance for doubtful accounts	(3,109)	(6,636)
	72,757	105,846

The movements of the allowance for doubtful accounts during the years ended December 31, 2010, 2011 and 2012 are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	2,041	3,919	3,109
Add: Current year additions	3,420	1,752	3,696
Less: Current year reversal	(30)	—	—
Current year write-offs	(1,512)	(2,137)	(204)
Foreign currency translation	—	(425)	35
Balance at end of year	3,919	3,109	6,636